Consolidated statements of cash flows - EUR (€)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Net income	€ 642,395,000	€ 1,384,868,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	749,377,000	355,236,000
Change in deferred taxes, net	23,937,000	2,856,000
(Gain) loss on sale of fixed assets and investments	21,268,000	822,122,000
Compensation expense related to share-based plans	2,640,000	7,883,000
Cash Inflow From Hedging	(12,628,000)	0
Investments in equity method investees, net	284,000	(6,857,000)
Interest expense, net	222,203,000	167,641,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(193,930,000)	(403,354,000)
Inventories	(154,967,000)	(92,001,000)
Other current and non-current assets	(32,095,000)	(14,162,000)
Accounts receivable from related parties	18,295,000	(23,378,000)
Accounts payable to related parties	2,048,000	33,318,000
Accounts payable, provisions and other current and non-current liabilities	(108,790,000)	16,489,000
Paid interest	230,576,000	155,192,000
Received interest	21,975,000	16,304,000
Income tax payable	232,680,000	331,195,000
Paid income taxes	233,210,000	201,602,000
Net cash provided by (used in) operating activities	927,802,000	610,836,000
Investing activities
Purchases of property, plant and equipment	497,059,000	465,906,000
Proceeds from sale of property, plant and equipment	4,524,000	20,431,000
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	1,922,745,000	345,544,000
Proceeds from divestitures	(22,972,000)	(1,662,458,000)
Net cash provided by (used in) investing activities	(2,392,308,000)	871,439,000
Financing activities
Proceeds from short-term debt	285,302,000	274,020,000
Repayments of short-term debt	134,216,000	162,061,000
Proceeds from short-term debt from related parties	0	31,854,000
Repayments of short-term debt from related parties	112,200,000	37,800,000
Proceeds from long-term debt	1,273,770,000	111,184,000
Repayments of long-term debt	292,437,000	250,904,000
Repayments of lease liabilities	319,927,000
Repayments of lease liabilities from related parties	8,232,000
Increase (decrease) of accounts receivable securitization program	(265,538,000)	291,639,000
Proceeds from exercise of stock options	10,586,000	5,839,000
Purchase of treasury stock	298,979,000	37,221,000
Dividends paid	354,636,000	324,838,000
Distributions to noncontrolling interests	123,235,000	118,513,000
Contributions from noncontrolling interests	31,256,000	14,756,000
Net cash provided by (used in) financing activities	222,590,000	(785,323,000)
Effect of exchange rate changes on cash and cash equivalents	18,386,000	(17,600,000)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(1,223,530,000)	679,352,000
Cash and cash equivalents at beginning of period	2,145,632,000
Cash and cash equivalents at end of period	€ 922,102,000	€ 1,657,461,000